NOTES PAYABLE AND OTHER DEBT (Senior Debt Guaranteed by HUD) (Details) - USD ($)	Oct. 06, 2016	Apr. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 17, 2014	Nov. 01, 2014	Oct. 01, 2014	Sep. 24, 2014
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 8,800,000
Fixed interest rate (as a percent)					18.00%
Total indebtedness			$ 79,970,000
Repayment of debt	$ 2,400,000	$ 6,500,000
Outstanding amount			0
Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Total indebtedness			$ 34,473,000	$ 25,469,000
Glenvue H&R | Midland State Bank | Senior Debt Obligations | Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 8,800,000
Fixed interest rate (as a percent)			3.75%
Total indebtedness			$ 8,457,000	$ 8,628,000
Subsidiaries | Secured Debt | Key Bank National Association
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 7,600,000
Subsidiaries | Eaglewood Care Center | Secured Debt | Housing and Healthcare Finance, LLC
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 5,700,000
Red Mortgage Capital, LLC and Secretary of Urban Housing and Development | Subsidiaries | Term Loan [Member] | Term Loan Dated November 27, 2007
Debt Instrument [Line Items]
Fixed interest rate (as a percent)								4.16%	5.95%
Red Mortgage Capital, LLC and Secretary of Urban Housing and Development | Subsidiaries | H&C of Greenfield | Term Loan [Member] | Term Loan Dated November 27, 2007
Debt Instrument [Line Items]
Fixed interest rate (as a percent)								4.20%	6.50%